UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-06526
The Coventry Group

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

3435 Stelzer Road, Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Balanced Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (64.1%)
Consumer Discretionary (5.6%)
Comcast Corp., Class A	80,000	1,389,600
Johnson Controls, Inc.	30,000	806,100
NIKE, Inc., Class B	25,000	1,688,750
Omnicom Group, Inc.	50,000	1,715,000
Ross Stores, Inc.	30,000	1,598,700
Staples, Inc.	50,000	952,500
Target Corp.	50,000	2,458,500
		10,609,150
Consumer Products (9.8%)
Costco Wholesale Corp.	35,000	1,919,050
Diageo PLC, Sponsored ADR	25,000	1,568,500
Kellogg Co.	55,000	2,766,500
McCormick & Co., Inc.	75,000	2,847,000
PepsiCo, Inc.	40,000	2,438,000
Procter & Gamble Co.	60,000	3,598,800
SYSCO Corp.	125,000	3,571,250
		18,709,100
Energy (7.7%)
Apache Corp.	20,000	1,683,800
Chevron Corp.	40,000	2,714,400
ConocoPhillips	40,000	1,963,600
Exxon Mobil Corp.	99,843	5,698,040
Schlumberger Ltd.	45,000	2,490,300
		14,550,140
Financial Services (9.9%)
Bank of America Corp.	100,000	1,437,000
BB&T Corp.	20,000	526,200
Chubb Corp.	50,000	2,500,500
Cincinnati Financial Corp.	125,000	3,233,750
Comerica, Inc.	50,000	1,841,500
JPMorgan Chase & Co.	35,000	1,281,350
M&T Bank Corp.	20,000	1,699,000
PNC Financial Services Group, Inc.	25,000	1,412,500
State Street Corp.	25,000	845,500
SunTrust Banks, Inc.	55,000	1,281,500
T. Rowe Price Group, Inc.	60,000	2,663,400
		18,722,200
Health Care (7.7%)
Becton, Dickinson & Co.	37,500	2,535,750
C.R. Bard, Inc.	32,500	2,519,725
DENTSPLY International, Inc.	60,000	1,794,600
Johnson & Johnson, Inc.	30,000	1,771,800
Medtronic, Inc.	40,000	1,450,800
Saint Jude Medical, Inc.(a)	35,000	1,263,150
Stryker Corp.	30,000	1,501,800
Varian Medical Systems, Inc.(a)	35,000	1,829,800
		14,667,425
Industrial Materials (3.2%)
Air Products & Chemicals, Inc.	25,000	1,620,250
AptarGroup, Inc.	40,000	1,512,800
Ecolab, Inc.	25,000	1,122,750
Sigma-Aldrich Corp.	35,000	1,744,050
		5,999,850
Industrial Products & Services (10.2%)
Donaldson Co., Inc.	75,000	3,198,750
Emerson Electric Co.	75,000	3,276,750
Hubbell, Inc., Class B	25,000	992,250
Illinois Tool Works, Inc.	60,000	2,476,800
Precision Castparts Corp.	30,000	3,087,600
Rockwell Collins, Inc.	40,000	2,125,200
United Parcel Service, Inc., Class B	30,000	1,706,700
W.W. Grainger, Inc.	25,000	2,486,250
		19,350,300

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Information Technology (10.0%)
Accenture PLC, Class A	60,000	2,319,000
Automatic Data Processing, Inc.	75,000	3,019,500
Cisco Systems, Inc.(a)	125,000	2,663,750
EMC Corp.(a)	160,000	2,928,000
International Business Machines Corp.	20,000	2,469,600
Microsoft Corp.	135,000	3,106,350
Oracle Corp.	120,000	2,575,200
		19,081,400
TOTAL COMMON STOCKS (Cost $94,866,753)		121,689,565

CORPORATE BONDS (4.5%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	320,735
Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	560,560
Financial Services (3.1%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	219,836
American Express Co.
7.00%, 3/19/18	1,500,000	1,732,719
8.13%, 5/20/19	1,675,000	2,083,110
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,118,106
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	694,386
		5,848,157
Industrial Products & Services (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	340,958
Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	869,643
Telecommunications (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	567,440
TOTAL CORPORATE BONDS (Cost $7,366,073)		8,507,493

MUNICIPAL BONDS (2.4%)
Florida (0.6%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,101,060
Illinois (0.8%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	511,730
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	771,105
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	250,260
		1,533,095
Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	525,050
Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	272,908
Wisconsin (0.6%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	217,220

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Balanced Fund June 30, 2010 (Unaudited)

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Wisconsin, continued
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	845,782
		1,063,002
TOTAL MUNICIPAL BONDS (Cost $4,340,729)		4,495,115

U.S. Government & U.S. Government Agency Obligations (22.2%)
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,709,295
4.88%, 12/14/12	13,000,000	14,241,279
5.00%, 10/13/11	1,500,000	1,585,923
5.25%, 6/10/11	1,500,000	1,565,367
5.25%, 9/13/13	5,000,000	5,610,310
5.25%, 12/9/22	1,000,000	1,154,292
5.38%, 6/8/12	5,000,000	5,446,175
Government National Mortgage Association
6.00%, 10/15/36	1,560,478	1,703,749
U.S. Treasury Inflation Protected Bonds
3.50%, 1/15/11	2,500,000	3,185,569
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,694,438)		42,201,959

INVESTMENT COMPANIES (5.6%)
Cavanal Hill U.S. Treasury Fund, 0.01% (b)	1,040,121	1,040,121
Victory Federal Money Market, Investor Shares, 0.01% (b)	9,612,873	9,612,873

TOTAL INVESTMENT COMPANIES (Cost $10,652,994)		10,652,994
Total Investments (Cost $156,920,987) (c) (d) — 98.8%		187,547,126
Other assets in excess of liabilities — 1.2%		2,218,599

NET ASSETS — 100.0%		$189,765,725

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$33,484,010
Gross unrealized depreciation	(2,890,732)
Net unrealized appreciation	$30,593,278

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Equity Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (8.0%)
Comcast Corp., Class A	35,000	607,950
Johnson Controls, Inc.	18,000	483,660
NIKE, Inc., Class B	5,000	337,750
Omnicom Group, Inc.	25,000	857,500
Ross Stores, Inc.	4,000	213,160
Staples, Inc.	30,000	571,500
Target Corp.	15,000	737,550
		3,809,070
Consumer Products (13.6%)
Costco Wholesale Corp.	15,000	822,450
Diageo PLC, Sponsored ADR	15,000	941,100
Kellogg Co.	10,000	503,000
McCormick & Co., Inc.	25,000	949,000
PepsiCo, Inc.	15,000	914,250
Procter & Gamble Co.	15,000	899,700
SYSCO Corp.	50,000	1,428,500
		6,458,000
Energy (11.3%)
Apache Corp.	12,000	1,010,280
Chevron Corp.	12,500	848,250
ConocoPhillips	10,000	490,900
Exxon Mobil Corp.	33,000	1,883,310
Schlumberger Ltd.	20,000	1,106,800
		5,339,540
Financial Services (16.7%)
Bank of America Corp.	40,000	574,800
Chubb Corp.	20,000	1,000,200
Cincinnati Financial Corp.	45,000	1,164,150
Comerica, Inc.	20,000	736,600
JPMorgan Chase & Co.	12,500	457,625
M&T Bank Corp.	10,000	849,500
PNC Financial Services Group, Inc.	12,500	706,250
State Street Corp.	15,000	507,300
SunTrust Banks, Inc.	25,000	582,500
T. Rowe Price Group, Inc.	30,000	1,331,700
		7,910,625
Health Care (12.6%)
Becton, Dickinson & Co.	15,000	1,014,300
C.R. Bard, Inc.	12,500	969,125
DENTSPLY International, Inc.	30,000	897,300
Johnson & Johnson, Inc.	7,500	442,950
Medtronic, Inc.	22,500	816,075
Merck & Co., Inc.	2,500	87,425
Saint Jude Medical, Inc.(a)	10,000	360,900
Stryker Corp.	12,500	625,750
Varian Medical Systems, Inc.(a)	15,000	784,200
		5,998,025
Industrial Materials (6.1%)
Air Products & Chemicals, Inc.	10,000	648,100
AptarGroup, Inc.	15,000	567,300
Ecolab, Inc.	15,000	673,650
Sigma-Aldrich Corp.	20,000	996,600
		2,885,650
Industrial Products & Services (15.2%)
Donaldson Co., Inc.	25,000	1,066,250
Emerson Electric Co.	37,500	1,638,375
Illinois Tool Works, Inc.	25,000	1,032,000
Precision Castparts Corp.	15,000	1,543,800
Rockwell Collins, Inc.	15,000	796,950
W.W. Grainger, Inc.	11,500	1,143,675
		7,221,050
Information Technology (15.7%)
Accenture PLC, Class A	25,000	966,250
Automatic Data Processing, Inc.	25,000	1,006,500
Cisco Systems, Inc.(a)	55,000	1,172,050
EMC Corp.(a)	80,000	1,464,000
International Business Machines Corp.	5,000	617,400
Microsoft Corp.	50,000	1,150,500
Oracle Corp.	50,000	1,073,000
		7,449,700
TOTAL COMMON STOCKS (Cost $35,031,349)		47,071,660

INVESTMENT COMPANIES (0.7%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $317,857)	317,857	317,857
Total Investments (Cost $35,349,206) (c) (d) — 99.9%		47,389,517
Other assets in excess of liabilities — 0.1%		49,182

NET ASSETS — 100.0%		$47,438,699

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$13,678,583
Gross unrealized depreciation	(1,728,769)
Net unrealized appreciation	$11,949,814

ADR	American Depositary Receipt
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Midcap Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.1%)
Consumer Discretionary (12.7%)
Abercrombie & Fitch Co., Class A	2,600	79,794
Advance Auto Parts, Inc.	4,500	225,810
Autoliv, Inc.(a)	4,830	231,115
Coach, Inc.	4,500	164,475
Guess?, Inc.	5,000	156,200
John Wiley & Sons, Inc., Class A	2,600	100,542
O’Reilly Automotive, Inc.(a)	6,200	294,872
Omnicom Group, Inc.	7,750	265,825
Ross Stores, Inc.	7,300	389,017
Strayer Education, Inc.	575	119,537
		2,027,187
Consumer Products (7.7%)
Alberto-Culver Co.	11,000	297,990
Brown-Forman Corp., Class B	4,125	236,074
Church & Dwight Co., Inc.	4,250	266,517
Clorox Co.	2,500	155,400
McCormick & Co., Inc.	7,050	267,618
		1,223,599
Energy (6.6%)
Cabot Oil & Gas Corp.	6,200	194,184
Core Laboratories NV	1,300	191,893
Denbury Resources, Inc.(a)	9,000	131,760
FMC Technologies, Inc.(a)	4,825	254,085
Murphy Oil Corp.	5,500	272,525
		1,044,447
Financial Services (16.1%)
Bank of Hawaii Corp.	4,200	203,070
Cincinnati Financial Corp.	10,405	269,177
Comerica, Inc.	8,025	295,561
Commerce Bancshares, Inc.	4,375	157,456
Digital Realty Trust, Inc.	2,600	149,968
IntercontinentalExchange, Inc.(a)	1,200	135,636
Jones Lang LaSalle, Inc.	1,675	109,947
M&T Bank Corp.	3,650	310,067
Morningstar, Inc.(a)	3,825	162,639
SEI Investments Co.	12,000	244,320
T. Rowe Price Group, Inc.	6,750	299,633
TD Ameritrade Holding Corp.(a)	8,525	130,433
The NASDAQ OMX Group, Inc.(a)	5,400	96,012
		2,563,919
Health Care (12.1%)
C.R. Bard, Inc.	3,650	282,984
DENTSPLY International, Inc.	7,500	224,325
Gen-Probe, Inc.(a)	4,700	213,474
IDEXX Laboratories, Inc.(a)	2,650	161,385
Patterson Cos., Inc.	5,900	168,327
Pharmaceutical Product Development, Inc.	5,875	149,284
ResMed, Inc.(a)	2,300	139,863
Techne Corp.	2,200	126,390
Varian Medical Systems, Inc.(a)	4,200	219,576
Waters Corp.(a)	3,700	239,390
		1,924,998
Industrial Materials (5.5%)
AptarGroup, Inc.	7,300	276,086
Ecolab, Inc.	5,725	257,110
Sigma-Aldrich Corp.	7,025	350,056
		883,252
Industrial Products & Services (15.1%)
AMETEK, Inc.	6,750	271,013
C.H. Robinson Worldwide, Inc.	4,150	230,989
CLARCOR, Inc.	4,950	175,824
Donaldson Co., Inc.	7,800	332,670
Expeditors International of Washington, Inc.	5,200	179,452
L-3 Communications Holdings, Inc.	1,250	88,550
Lincoln Electric Holdings, Inc.	4,250	216,708
Mettler-Toledo International, Inc.(a)	2,800	312,564
Rockwell Collins, Inc.	5,450	289,558
W.W. Grainger, Inc.	3,125	310,781
		2,408,109
Information Technology (16.3%)
Amdocs Ltd.(a)	7,000	187,950
BMC Software, Inc.(a)	6,500	225,095
Check Point Software Technologies Ltd.(a)	6,750	198,990
Citrix Systems, Inc.(a)	7,350	310,390
Cognizant Technology Solutions Corp. Class A(a)	4,500	225,270
F5 Networks, Inc.(a)	2,600	178,282
FactSet Research Systems, Inc.	3,650	244,513
Fiserv, Inc.(a)	2,250	102,735
Intuit, Inc.(a)	4,750	165,158
NetApp, Inc.(a)	10,400	388,024
Paychex, Inc.	4,700	122,059
Teradata Corp.(a)	8,000	243,840
		2,592,306
Telecommunications (0.6%)
NII Holdings, Inc.(a)	3,150	102,438
Utilities (4.4%)
AGL Resources, Inc.	2,650	94,923
Energen Corp.	3,500	155,155
NSTAR	6,700	234,500
Questar Corp.	4,750	216,078
		700,656
TOTAL COMMON STOCKS (Cost $12,986,302)		15,470,911

INVESTMENT COMPANIES (4.1%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $647,792)	647,792	647,792
Total Investments (Cost $13,634,094) (c) (d) — 101.2%		16,118,703
Liabilities in excess of other assets — (1.2)%		(192,767)

NET ASSETS — 100.0%		$15,925,936

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$3,148,457
Gross unrealized depreciation	(663,848)
Net unrealized appreciation	$2,484,609

NV	Naamloze Venootschap (Dutch Corporation)

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 98.3%
Consumer Discretionary (15.7%)
Ambassadors Group, Inc.	31,000	349,990
Capella Education Co.(a)	37,100	3,018,085
Gentex Corp.	151,100	2,716,778
Hibbett Sports, Inc.(a)	60,000	1,437,600
John Wiley & Sons, Inc., Class A	80,400	3,109,068
LKQ Corp.(a)	122,500	2,361,800
Lululemon Athletica, Inc.(a)	83,000	3,089,260
NutriSystem, Inc.	48,800	1,119,472
Strayer Education, Inc.	6,000	1,247,340
Tempur-Pedic International, Inc.(a)	76,900	2,364,675
Timberland Co., Class A(a)	72,500	1,170,875
Under Armour, Inc., Class A(a)	51,200	1,696,256
Universal Technical Institute, Inc.(a)	35,400	836,856
		24,518,055
Consumer Products (3.1%)
Diamond Foods, Inc.	29,800	1,224,780
Hain Celestial Group, Inc.(a)	38,500	776,545
Lifeway Foods, Inc.(a)	84,300	821,082
United Natural Foods, Inc.(a)	65,975	1,971,333
		4,793,740
Energy (3.5%)
CARBO Ceramics, Inc.	46,000	3,320,740
CREDO Petroleum Corp.(a)	72,500	533,600
Dawson Geophysical Co.(a)	19,175	407,852
T-3 Energy Services, Inc.(a)	42,800	1,194,120
		5,456,312
Financial Services (19.7%)
Bank of Hawaii Corp.	74,300	3,592,405
Corporate Office Properties	61,000	2,303,360
Dime Community Bancshares	230,575	2,842,989
DuPont Fabros Technology, Inc.	35,175	863,898
eHealth, Inc.(a)	105,000	1,193,850
Horace Mann Educators Corp.	115,100	1,761,030
Independent Bank Corp.	63,900	1,577,052
Investment Technology Group, Inc.(a)	102,100	1,639,726
Jones Lang LaSalle, Inc.	14,250	935,370
Orrstown Financial Services, Inc.	33,800	747,994
Parkway Properties, Inc.	73,900	1,076,723
Signature Bank(a)	52,700	2,003,127
Southside Bancshares, Inc.	69,400	1,363,016
TCF Financial Corp.	161,200	2,677,532
UMB Financial Corp.	50,100	1,781,556
Umpqua Holdings Corp.	127,400	1,462,552
Wainwright Bank & Trust Co.	17,095	318,822
Wilmington Trust Corp.	116,600	1,293,094
Wilshire Bancorp, Inc.	153,800	1,345,750
		30,779,846
Health Care (13.4%)
Bruker Corp.(a)	59,500	723,520
Cantel Medical Corp.	38,650	645,455
Computer Programs & Systems, Inc.	16,775	686,433
Dionex Corp.(a)	48,700	3,626,202
Gen-Probe, Inc.(a)	24,600	1,117,332
ICU Medical, Inc.(a)	36,250	1,166,162
Immucor, Inc.(a)	20,975	399,574
Landauer, Inc.	49,925	3,039,434
Martek Biosciences Corp.(a)	64,475	1,528,702
Meridian Bioscience, Inc.	128,025	2,176,425
Neogen Corp.(a)	55,725	1,451,636
Nutraceutical International Corp.(a)	30,175	460,471
West Pharmaceutical Services, Inc.	61,075	2,228,627
Wright Medical Group, Inc.(a)	47,550	789,806
ZOLL Medical Corp.(a)	34,250	928,175
		20,967,954
Industrial Materials (2.9%)
Commercial Metals Co.	94,300	1,246,646
Minerals Technologies, Inc.	40,900	1,944,386
Quaker Chemical Corp.	52,600	1,424,934
		4,615,966
Industrial Products & Services (15.7%)
American Science & Engineering, Inc.	9,350	712,564
Apogee Enterprises, Inc.	92,100	997,443
Baldor Electric Co.	102,600	3,701,808
CLARCOR, Inc.	92,600	3,289,152
ESCO Technologies, Inc.	27,925	719,069
Fuel-Tech, Inc.(a)	49,325	311,734
Genesee & Wyoming, Inc., Class A(a)	87,600	3,268,356
Herman Miller, Inc.	34,500	651,015
Layne Christensen Co.(a)	23,300	565,491
Lindsay Manufacturing Co.	32,050	1,015,664
Met-Pro Corp.	39,775	427,979
Middleby Corp.(a)	28,275	1,503,947
Simpson Manufacturing Co., Inc.	65,800	1,615,390
SunPower Corp., Class B(a)	19,300	208,440
Team, Inc.(a)	60,500	789,525
Wabtec Corp.	76,200	3,039,618
Watts Water Technologies, Inc., Class A	59,300	1,699,538
		24,516,733
Information Technology (20.3%)
Alvarion Ltd.(a)	117,800	237,956
Blackbaud, Inc.	68,400	1,489,068
Blackboard, Inc.(a)	34,400	1,284,152
Blue Coat Systems, Inc.(a)	56,000	1,144,080
Coherent, Inc.(a)	29,325	1,005,847
CommVault Systems, Inc.(a)	35,150	790,875
Itron, Inc.(a)	11,025	681,565
J2 Global Communications, Inc.(a)	112,375	2,454,270
K12, Inc.(a)	32,600	723,068
Liquidity Services, Inc.(a)	71,300	924,048
National Instruments Corp.	64,300	2,043,454
Net 1 UEPS Technologies, Inc.(a)	109,300	1,465,713
Plantronics, Inc.	125,100	3,577,860
Polycom, Inc.(a)	129,300	3,851,847
Power Integrations, Inc.	86,475	2,784,063
Quality Systems, Inc.	53,825	3,121,312
Renaissance Learning, Inc.	56,200	825,578
Riverbed Technology, Inc.(a)	52,400	1,447,288
Skyworks Solutions, Inc.(a)	114,200	1,917,418
		31,769,462
Utilities (4.0%)
American States Water Co.	13,200	437,448
New Jersey Resources Corp.	86,200	3,034,240
Ormat Technologies, Inc.	16,675	471,736
South Jersey Industries, Inc.	54,475	2,340,246
		6,283,670
TOTAL COMMON STOCKS (Cost $144,057,607)		153,701,738

INVESTMENT COMPANIES (1.5%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $2,394,386)	2,394,386	2,394,386
Total Investments (Cost $146,451,993) (c) (d) — 99.8%		156,096,124
Other assets in excess of liabilities — 0.2%		292,508

NET ASSETS — 100.0%		$156,388,632

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$17,261,125
Gross unrealized depreciation	(7,635,507)
Net unrealized appreciation	$9,625,618

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Balanced Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (62.5%)
Consumer Discretionary (5.6%)
Bed Bath & Beyond, Inc.(a)	5,000	185,400
Johnson Controls, Inc.	8,500	228,395
Lowe’s Cos., Inc.	10,000	204,200
NIKE, Inc., Class B	7,500	506,625
Omnicom Group, Inc.	6,500	222,950
Ross Stores, Inc.	5,000	266,450
Target Corp.	6,000	295,020
The Home Depot, Inc.	11,000	308,770
		2,217,810
Consumer Products (9.0%)
Colgate-Palmolive Co.	5,000	393,800
Costco Wholesale Corp.	9,500	520,885
General Mills, Inc.	6,600	234,432
Kellogg Co.	5,000	251,500
Nestle SA, Sponsored ADR	5,000	241,200
PepsiCo, Inc.	11,000	670,450
Procter & Gamble Co.	12,500	749,750
SYSCO Corp.	17,700	505,689
		3,567,706
Energy (6.6%)
Apache Corp.	6,500	547,235
BG Group PLC, Sponsored ADR	7,000	522,900
ConocoPhillips	14,500	711,805
Core Laboratories NV	3,000	442,830
Devon Energy Corp.	7,000	426,440
		2,651,210
Financial Services (8.5%)
Bank of America Corp.	14,800	212,676
BB&T Corp.	6,000	157,860
Chubb Corp.	9,000	450,090
Cincinnati Financial Corp.	24,000	620,880
Comerica, Inc.	6,000	220,980
JPMorgan Chase & Co.	6,000	219,660
M&T Bank Corp.	1,600	135,920
PNC Financial Services Group, Inc.	3,000	169,500
State Street Corp.	5,000	169,100
SunTrust Banks, Inc.	5,000	116,500
T. Rowe Price Group, Inc.	13,200	585,948
Visa, Inc., Class A	4,600	325,450
		3,384,564
Health Care (9.0%)
Becton, Dickinson & Co.	6,000	405,720
C.R. Bard, Inc.	4,500	348,885
DENTSPLY International, Inc.	10,000	299,100
Johnson & Johnson, Inc.	12,000	708,720
Medtronic, Inc.	5,000	181,350
Merck & Co., Inc.	6,000	209,820
Patterson Cos., Inc.	8,000	228,240
Saint Jude Medical, Inc.(a)	6,000	216,540
Stryker Corp.	5,000	250,300
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,000	207,960
Varian Medical Systems, Inc.(a)	5,000	261,400
Waters Corp.(a)	4,000	258,800
		3,576,835
Industrial Materials (3.4%)
AptarGroup, Inc.	6,700	253,394
Ecolab, Inc.	5,000	224,550
Praxair, Inc.	5,000	379,950
Sigma-Aldrich Corp.	10,000	498,300
		1,356,194

	Shares or
	Principal
Security Description	Amount ($)	Value ($)
COMMON STOCKS, CONTINUED
Industrial Products & Services (9.9%)
3M Co.	2,700	213,273
ABB Ltd., Sponsored ADR	14,500	250,560
Deere & Co.	6,000	334,080
Donaldson Co., Inc.	9,500	405,175
Emerson Electric Co.	17,000	742,730
Expeditors International of Washington, Inc.	9,000	310,590
Illinois Tool Works, Inc.	13,000	536,640
Lincoln Electric Holdings, Inc.	5,000	254,950
United Parcel Service, Inc., Class B	7,000	398,230
W.W. Grainger, Inc.	5,000	497,250
		3,943,478
Information Technology (7.9%)
Accenture PLC, Class A	7,000	270,550
Automatic Data Processing, Inc.	10,000	402,600
Check Point Software Technologies Ltd.(a)	7,000	206,360
Cisco Systems, Inc.(a)	22,000	468,820
Dell, Inc.(a)	16,000	192,960
Google, Inc., Class A(a)	500	222,475
Hewlett-Packard Co.	5,000	216,400
Intel Corp.	11,000	213,950
International Business Machines Corp.	2,300	284,004
Microsoft Corp.	19,000	437,190
Oracle Corp.	10,000	214,600
		3,129,909
Telecommunications (1.7%)
QUALCOMM, Inc.	11,000	361,240
Time Warner Cable, Inc.	5,866	305,501
		666,741
Utility (0.9%)
Questar Corp.	8,000	363,920
TOTAL COMMON STOCKS (Cost $23,243,640)		24,858,367

CORPORATE BONDS (7.3%)
Financial Services (5.6%)
American Express Co.
7.00%, 3/19/18	250,000	288,786
8.13%, 5/20/19	250,000	310,912
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	347,193
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,033,944
		2,230,835
Health Care (0.8%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	312,506
Information Technology (0.6%)
Oracle Corp., 5.75%, 4/15/18	200,000	231,905
Telecommunications (0.3%)
AT&T, Inc., 5.50%, 2/1/18	100,000	110,756
TOTAL CORPORATE BONDS (Cost $2,672,771)		2,886,002

MUNICIPAL BONDS (2.6%)
California (0.7%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	281,486

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Balanced Fund June 30, 2010 (Unaudited)

	Principal
Security Description	Amount ($)	Value ($)
MUNICIPAL BONDS, CONTINUED
Illinois (0.5%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	201,332
Massachusetts (0.7%)
Massachusetts State, Series A, GO, 5.00%, 8/1/26, Callable 8/1/18 @ 100	250,000	272,488
Ohio (0.4%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	157,515
Oregon (0.3%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	108,310
TOTAL MUNICIPAL BONDS (Cost $983,935)		1,021,131

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.2%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	256,862
5.38%, 11/10/20	250,000	285,498
6.00%, 3/7/11	500,000	519,166
Federal Home Loan Bank
1.63%, 3/16/11	3,225,000	3,254,976
2.25%, 4/13/12	300,000	308,372
4.63%, 2/18/11	200,000	205,356
5.00%, 12/21/15	300,000	342,369
5.25%, 12/11/20	500,000	571,023
5.25%, 8/15/22	1,000,000	1,130,143
Financing Corp., 2.92%, 4/5/13(b)	100,000	95,769
Government National Mortgage Association
6.00%, 7/15/34	103,368	112,858
6.50%, 5/15/32	72,059	80,314
Housing and Urban Development, Series 00-A, 7.50%, 8/1/11, Callable 8/5/10 @ 100	190,000	191,096
U.S. Treasury Inflation Protected Bonds
2.00%, 4/15/12	1,000,000	1,110,834
3.00%, 7/15/12	300,000	387,255
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,519,368)		8,851,891
CERTIFICATE OF DEPOSIT (0.1%)
Shorebank Pacific Bank, 3.38%, 5/10/14(c)
(Cost $50,000)	50,000	50,000
INVESTMENT COMPANIES (5.0%)
Cavanal Hill U.S. Treasury Fund, 0.01% (d)	2,298	2,298
Victory Federal Money Market, Investor Shares, 0.01% (d)	2,002,137	2,002,137
TOTAL INVESTMENT COMPANIES (Cost $2,004,435)		2,004,435
Total Investments (Cost $37,474,149) (e) (f) — 99.7%		39,671,826
Other assets in excess of liabilities — 0.3%		111,195

NET ASSETS — 100.0%		$39,783,021

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Fair Valued Security. These securities represent 0.1% of the net assets as of June 30, 2010.
(d)	Rate disclosed is the seven day yield as of June 30, 2010.
(e)	See attached summary for Investment Valuation Summary.
(f)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$3,415,084
Gross unrealized depreciation	(1,246,132)
Net unrealized appreciation	$2,168,952

ADR	American Depositary Receipt
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Social Equity Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (98.2%)
Consumer Discretionary (6.8%)
Lowe’s Cos., Inc.	35,000	714,700
NIKE, Inc., Class B	18,000	1,215,900
Omnicom Group, Inc.	15,000	514,500
The TJX Cos., Inc.	27,000	1,132,650
The Walt Disney Co.	30,000	945,000
		4,522,750
Consumer Products (15.7%)
Colgate-Palmolive Co.	12,000	945,120
Costco Wholesale Corp.	18,000	986,940
General Mills, Inc.	30,000	1,065,600
Kellogg Co.	20,000	1,006,000
McCormick & Co., Inc.	20,000	759,200
McDonald’s Corp.	20,000	1,317,400
Nestle SA, Sponsored ADR	22,000	1,061,280
PepsiCo, Inc.	16,000	975,200
Procter & Gamble Co.	20,000	1,199,600
SYSCO Corp.	40,000	1,142,800
		10,459,140
Energy (10.0%)
Apache Corp.	18,000	1,515,420
BG Group PLC, Sponsored ADR	14,000	1,045,800
ConocoPhillips	35,000	1,718,150
Core Laboratories NV	9,000	1,328,490
Devon Energy Corp.	18,000	1,096,560
		6,704,420
Financial Services (12.4%)
Bank of America Corp.	45,000	646,650
BB&T Corp.	24,000	631,440
Chubb Corp.	30,000	1,500,300
Cincinnati Financial Corp.	50,000	1,293,500
Comerica, Inc.	22,000	810,260
JPMorgan Chase & Co.	18,000	658,980
PNC Financial Services Group, Inc.	14,000	791,000
SunTrust Banks, Inc.	28,000	652,400
T. Rowe Price Group, Inc.	30,030	1,333,032
		8,317,562
Health Care (14.1%)
Amgen, Inc.(a)	13,000	683,800
Becton, Dickinson & Co.	10,000	676,200
C.R. Bard, Inc.	8,000	620,240
DENTSPLY International, Inc.	20,000	598,200
Johnson & Johnson, Inc.	17,000	1,004,020
Medtronic, Inc.	30,000	1,088,100
Merck & Co., Inc.	30,000	1,049,100
Roche Holdings Ltd. Sponsored ADR	16,000	548,800
Saint Jude Medical, Inc.(a)	20,000	721,800
Stryker Corp.	18,000	901,080
Varian Medical Systems, Inc.(a)	15,000	784,200
Waters Corp.(a)	12,000	776,400
		9,451,940
Industrial Materials (5.0%)
AptarGroup, Inc.	30,000	1,134,600
Praxair, Inc.	15,000	1,139,850
Sigma-Aldrich Corp.	22,000	1,096,260
		3,370,710
Industrial Products & Services (15.6%)
3M Co.	12,000	947,880
Deere & Co.	22,000	1,224,960
Donaldson Co., Inc.	25,000	1,066,250
Emerson Electric Co.	25,000	1,092,250
Expeditors International of Washington, Inc.	25,000	862,750
Hubbell, Inc., Class B	25,000	992,250
Illinois Tool Works, Inc.	28,000	1,155,840
Lincoln Electric Holdings, Inc.	18,000	917,820
United Parcel Service, Inc., Class B	20,000	1,137,800
W.W. Grainger, Inc.	10,000	994,500
		10,392,300
Information Technology (15.5%)
Accenture PLC, Class A	25,000	966,250
Automatic Data Processing, Inc.	32,000	1,288,320
Cisco Systems, Inc.(a)	65,000	1,385,150
EMC Corp.(a)	60,000	1,098,000
Hewlett-Packard Co.	20,000	865,600
Intel Corp.	60,000	1,167,000
International Business Machines Corp.	11,000	1,358,280
Microsoft Corp.	55,000	1,265,550
Oracle Corp.	45,000	965,700
		10,359,850
Telecommunications (1.7%)
Time Warner Cable, Inc.	21,332	1,110,970
Utility (1.4%)
Questar Corp.	20,000	909,800
TOTAL COMMON STOCKS (Cost $59,002,316)		65,599,442

INVESTMENT COMPANIES (1.8%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $1,161,585)	1,161,585	1,161,585
Total Investments (Cost $60,163,901) (c) (d) — 100.0%		66,761,027
Other assets in excess of liabilities — 0.0%		29,593

NET ASSETS — 100.0%		$66,790,620

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$10,140,207
Gross unrealized depreciation	(3,552,686)
Net unrealized appreciation	$6,587,521

ADR	American Depositary Receipt
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund June 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS (97.4%)
Consumer Discretionary (15.8%)
Ambassadors Group, Inc.	4,600	51,934
Capella Education Co.(a)	5,600	455,560
Gentex Corp.	24,900	447,702
Hibbett Sports, Inc.(a)	9,100	218,036
John Wiley & Sons, Inc., Class A	12,100	467,907
LKQ Corp.(a)	18,500	356,680
Lululemon Athletica, Inc.(a)	12,700	472,694
NutriSystem, Inc.	7,400	169,756
Strayer Education, Inc.	950	197,496
Tempur-Pedic International, Inc.(a)	11,600	356,700
Timberland Co., Class A(a)	11,000	177,650
Under Armour, Inc., Class A(a)	7,700	255,101
Universal Technical Institute, Inc.(a)	5,400	127,656
		3,754,872
Consumer Products (3.0%)
Diamond Foods, Inc.	4,500	184,950
Hain Celestial Group, Inc.(a)	5,800	116,986
Lifeway Foods, Inc.(a)	12,000	116,880
United Natural Foods, Inc.(a)	10,000	298,800
		717,616
Energy (3.5%)
CARBO Ceramics, Inc.	7,000	505,330
CREDO Petroleum Corp.(a)	11,000	80,960
Dawson Geophysical Co.(a)	3,000	63,810
T-3 Energy Services, Inc.(a)	6,500	181,350
		831,450
Financial Services (19.5%)
Bank of Hawaii Corp.	11,200	541,520
Corporate Office Properties	9,200	347,392
Dime Community Bancshares	35,600	438,948
DuPont Fabros Technology, Inc.	5,400	132,624
eHealth, Inc.(a)	15,900	180,783
Horace Mann Educators Corp.	17,400	266,220
Independent Bank Corp.	9,700	239,396
Investment Technology Group, Inc.(a)	15,400	247,324
Jones Lang LaSalle, Inc.	2,200	144,408
Orrstown Financial Services, Inc.	5,000	110,650
Parkway Properties, Inc.	11,200	163,184
Signature Bank(a)	7,900	300,279
Southside Bancshares, Inc.	10,500	206,220
TCF Financial Corp.	24,400	405,284
UMB Financial Corp.	7,600	270,256
Umpqua Holdings Corp.	19,200	220,416
Wainwright Bank & Trust Co.	1,405	26,203
Wilmington Trust Corp.	17,600	195,184
Wilshire Bancorp, Inc.	23,200	203,000
		4,639,291
Health Care (13.3%)
Bruker Corp.(a)	9,425	114,608
Cantel Medical Corp.	5,800	96,860
Computer Programs & Systems, Inc.	2,600	106,392
Dionex Corp.(a)	7,300	543,558
Gen-Probe, Inc.(a)	3,700	168,054
ICU Medical, Inc.(a)	5,500	176,935
Immucor, Inc.(a)	3,200	60,960
Landauer, Inc.	7,600	462,688
Martek Biosciences Corp.(a)	9,800	232,358
Meridian Bioscience, Inc.	19,300	328,100
Neogen Corp.(a)	8,400	218,820
Nutraceutical International Corp.(a)	4,400	67,144
West Pharmaceutical Services, Inc.	9,200	335,708
Wright Medical Group, Inc.(a)	7,200	119,592
ZOLL Medical Corp.(a)	5,200	140,920
		3,172,697
Industrial Materials (2.9%)
Commercial Metals Co.	14,200	187,724
Minerals Technologies, Inc.	6,200	294,748
Quaker Chemical Corp.	7,900	214,011
		696,483
Industrial Products & Services (15.4%)
American Science & Engineering, Inc.	1,400	106,694
Apogee Enterprises, Inc.	13,900	150,537
Baldor Electric Co.	14,500	523,160
CLARCOR, Inc.	14,000	497,280
ESCO Technologies, Inc.	4,200	108,150
Fuel-Tech, Inc.(a)	7,300	46,136
Genesee & Wyoming, Inc., Class A(a)	13,200	492,492
Herman Miller, Inc.	5,100	96,237
Layne Christensen Co.(a)	3,600	87,372
Lindsay Manufacturing Co.	4,900	155,281
Met-Pro Corp.	6,000	64,560
Middleby Corp.(a)	4,300	228,717
Simpson Manufacturing Co., Inc.	10,000	245,500
SunPower Corp., Class B(a)	2,900	31,320
Team, Inc.(a)	9,200	120,060
Wabtec Corp.	11,500	458,735
Watts Water Technologies, Inc., Class A	8,900	255,074
		3,667,305
Information Technology (19.9%)
Alvarion Ltd.(a)	18,245	36,855
Blackbaud, Inc.	9,900	215,523
Blackboard, Inc.(a)	5,200	194,116
Blue Coat Systems, Inc.(a)	8,600	175,698
Coherent, Inc.(a)	4,400	150,920
CommVault Systems, Inc.(a)	5,400	121,500
Itron, Inc.(a)	1,700	105,094
J2 Global Communications, Inc.(a)	17,100	373,464
K12, Inc.(a)	4,900	108,682
Liquidity Services, Inc.(a)	10,500	136,080
National Instruments Corp.	9,700	308,266
Net 1 UEPS Technologies, Inc.(a)	16,500	221,265
Plantronics, Inc.	17,900	511,940
Polycom, Inc.(a)	18,900	563,031
Power Integrations, Inc.	13,100	421,754
Quality Systems, Inc.	8,100	469,719
Renaissance Learning, Inc.	8,700	127,803
Riverbed Technology, Inc.(a)	7,900	218,198
Skyworks Solutions, Inc.(a)	17,300	290,467
		4,750,375
Utilities (4.1%)
American States Water Co.	2,025	67,109
New Jersey Resources Corp.	13,700	482,240
Ormat Technologies, Inc.	2,400	67,896
South Jersey Industries, Inc.	8,200	352,272
		969,517
TOTAL COMMON STOCKS (Cost $21,130,951)		23,199,606

INVESTMENT COMPANIES (2.4%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $572,486)	572,486	572,486
Total Investments (Cost $21,703,437) (c) (d) — 99.8%		23,772,092
Other assets in excess of liabilities — 0.2%		39,496

NET ASSETS — 100.0%		$23,811,588

(a)	Represents non-income producing security
(b)	Rate disclosed is the seven day yield as of June 30, 2010.
(c)	See attached summary for Investment Valuation Summary.
(d)	Represents cost for financial reporting, is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Gross unrealized appreciation	$2,906,715
Gross unrealized depreciation	(838,607)
Net unrealized appreciation	$2,068,108

The Schedule of Portfolio Investments should be read in conjunction with the financial statements which are included in the fund’s audited annual report or semi-annual report.

Investment Valuation Summary

Various “inputs” are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•  Level 1—quoted prices in active markets for identical assets.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•  Level 3—significant unobservable inputs (including Fund Management’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs used as of June 30, 2010, in valuing the Funds’ investments based upon the three levels defined above:

		LEVEL 2
	LEVEL 1	Other Significant	Total Investments in
Fund Name	Quoted Prices	Observable Inputs	Securities[3]
Balanced Fund
Common Stocks[1]	$121,689,565	$—	$121,689,565
Corporate Bonds[1]	—	8,507,493	8,507,493
Municipal Bonds[2]	—	4,495,115	4,495,115
U.S. Government & U.S. Government Agency Obligations	—	42,201,959	42,201,959
Investment Companies	10,652,994	—	10,652,994
Total	132,342,559	55,204,567	187,547,126

Equity Fund
Common Stocks[1]	47,071,660	—	47,071,660
Investment Companies	317,857	—	317,857
Total	47,389,517	—	47,389,517

Midcap Fund
Common Stocks[1]	15,470,911	—	15,470,911
Investment Companies	647,792	—	647,792
Total	16,118,703	—	16,118,703

Small Cap Fund
Common Stocks[1]	153,701,738	—	153,701,738
Investment Companies	2,394,386	—	2,394,386
Total	156,096,124	—	156,096,124
Social Balanced Fund
Common Stocks[1]	$24,858,367	$—	$24,858,367
Corporate Bonds[1]	—	2,886,002	2,886,002
Municipal Bonds[2]	—	1,021,131	1,021,131
U.S. Government & U.S. Government Agency Obligations	—	8,851,891	8,851,891
Certificates of Deposit	—	50,000	50,000
Investment Companies	2,004,435	—	2,004,435
Total	26,862,802	12,809,024	39,671,826

Social Equity Fund
Common Stocks[1]	65,599,442	—	65,599,442
Investment Companies	1,161,585	—	1,161,585
Total	66,761,027	—	66,761,027

Small Cap Innovations Fund
Common Stocks[1]	23,199,606	—	23,199,606
Investment Companies	572,486	—	572,486
Total	23,772,092	—	23,772,092

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
[3]	There were no Level 3 securities in the Funds during the three months ended June 30, 2010.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. Management recognizes significant transfers between Levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Group

By (Signature and Title)*	/s/ John Danko, President
John Danko, President

Date	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko, President
John Danko, President

Date	August 20, 2010

By (Signature and Title)*	/s/ Joel B. Engle, Treasurer
Joel B. Engle, Treasurer

Date	August 20, 2010